UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	11/30
Date of reporting period:	11/30/16

FORM N-CSR

Item 1.                         Reports to Stockholders.

General Municipal Money Market Fund

ANNUAL REPORT November 30, 2016

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

General Municipal Money Market Fund	The Fund

A LETTER FROM THE CHIEF EXECUTIVE OFFICER

Dear Shareholder:

We are pleased to present this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 2015 through November 30, 2016. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks and bonds advanced over the reporting period despite bouts of market volatility stemming from various global economic developments. In December 2015, investor sentiment deteriorated amid sluggish global economic growth, falling commodity prices, and the first increase in short-term U.S. interest rates in nearly a decade. These worries sparked particularly sharp stock market declines in January 2016, but equities began to rally in February when U.S. monetary policymakers refrained from additional rate hikes, other central banks eased their monetary policies further, and commodity prices began to rebound. Stocks generally continued to climb through the summer, driving several broad measures of U.S. stock market performance to record highs. Stock prices moderated in advance of U.S. elections, but markets subsequently rallied to new highs in anticipation of changes in U.S. fiscal and tax policies. In the bond market, yields of high-quality sovereign bonds moved lower over much of the reporting period due to robust investor demand for current income, but yields surged higher after the election amid expectations of rising interest rates.

The transition to a new U.S. president and ongoing global economic headwinds suggest that volatility may persist in the financial markets over the foreseeable future. Some asset classes and industry groups seem likely to benefit from a changing economic and political landscape, while others probably will face challenges. Consequently, selectivity could become a more important determinant of investment success. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
December 15, 2016

DISCUSSION OF FUND PERFORMANCE

For the period from December 1, 2015 through November 30, 2016, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2016, General Municipal Money Market Fund’s Class A shares produced a yield of 0.03%, and Class B shares yielded 0.01%. Taking into consideration the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 0.03% and 0.01% for the same period.1

Yields of municipal money market instruments climbed over much of the reporting period in response to changing supply-and-demand dynamics and expectations of higher short-term interest rates from the Federal Reserve Board (the “Fed”).

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its net assets in short-term, high-quality municipal obligations that provide income exempt from federal income taxes. The fund may also invest in high-quality, short-term structured notes, which are derivative instruments whose value is tied to underlying municipal obligations.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality, short-term municipal obligations throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Supply-and-Demand Factors Drove Yields Higher

Early in the reporting period, global economic challenges triggered a worldwide flight to traditional safe havens, and tax-exempt money market yields remained near historical lows even after the Fed raised short-term interest rates by 25 basis points in December 2015.

These yield levels persisted into the spring of 2016, when supply-and-demand dynamics caused yields of one-year notes and variable rate demand notes (VRDNs) to rise. Demand for tax-exempt money market instruments fell significantly in anticipation of money market reforms slated to take effect in October, but issuance volumes increased from states and

DISCUSSION OF FUND PERFORMANCE (continued)

local authorities entering the market with one-year note financings. Yields also climbed in November when investors reacted to the presidential election by revising upward their expectations for U.S. economic growth and short-term interest rates.

Fiscal conditions for tax-exempt issuers generally have remained favorable, and municipal credit quality appears to have stabilized after years of gradual improvement. This is particularly evident at the state government level, where replenished rainy day emergency funds may provide a cushion against economic downturns. In addition, tax receipts for most states have surpassed pre-recession levels, enabling them to balance their operating budgets or achieve budget surpluses.

Maintaining a Prudent Investment Posture

In this environment, most municipal money market funds maintained historically short weighted average maturities with a focus on liquidity. The fund was no exception, as we set its weighted average maturity in a range that is consistent with industry averages. Indeed, the fund’s short weighted average maturity helped capture higher VRDN yields more quickly when they advanced.

We also have maintained a careful and well-researched credit selection strategy. We have focused mainly on instruments with strong liquidity characteristics, including VRDNs, and we have emphasized broad diversification across municipal issuers and instruments backed by third parties. In our judgment, state general obligation bonds; essential service revenue bonds issued by water, sewer, and electric enterprises; certain local credits with strong financial positions and stable tax bases; and various healthcare and education issuers should remain stable credits.

Fed Hikes Short-Term Rates

Just weeks after the reporting period’s end, the Fed raised the federal funds rate by another 0.25 percentage points to between 0.50% and 0.75% “in view of realized and expected labor market conditions and inflation.” This increase was widely anticipated, and money market yields already reflected the higher benchmark rate. While most analysts expect more short-term rate hikes in 2017, any increases are likely to be modest and gradual, and we believe that an emphasis on preservation of capital and liquidity remains the prudent course for fund management.

December 15, 2016

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1  Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results. Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, fund yields for Class A and Class B would have been lower.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2016 to November 30, 2016. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2016
	Class A	Class B
Expenses paid per $1,000†	$2.80	$2.85
Ending value (after expenses)	$1,000.30	$1,000.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2016
	Class A	Class B
Expenses paid per $1,000†	$2.83	$2.88
Ending value (after expenses)	$1,022.20	$1,022.15

† Expenses are equal to the fund’s annualized expense ratio of .56% for Class A and .57% for Class B, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2016

Short-Term Investments - 101.5%	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Alabama - 1.9%
Mobile County Industrial Development Authority, Gulf Opportunity Zone Revenue (SSAB Alabama Inc.) (LOC; Swedbank)	0.59	12/7/16	9,000,000	[a]	9,000,000
Tuscaloosa County Industrial Development Authority, Gulf Opportunity Zone Revenue (Hunt Refining Project) (LOC; JPMorgan Chase Bank)	0.63	12/7/16	7,000,000	[a,b]	7,000,000
				16,000,000
Arizona - 1.4%
Maricopa County Industrial Development Authority, MFHR (San Clemente Apartments Project) (Liquidity Facility; FNMA and LOC; FNMA)	0.85	12/7/16	1,010,000	[a]	1,010,000
Tender Option Bond Trust Receipts (Series 2016-XM0304), (Mesa, Excise Tax Revenue Obligations) (Liquidity Facility; Royal Bank of Canada)	0.63	12/7/16	10,135,000	[a,b,c]	10,135,000
				11,145,000
California - .6%
California Enterprise Development Authority, IDR (Gordon Brush Manufacturing Company, Inc. Project) (LOC; Wells Fargo Bank)	0.70	12/7/16	5,000,000	[a]	5,000,000
Colorado - 4.8%
Colorado Health Facilities Authority, Revenue (Sisters of Charity of Leavenworth Health System) (Citigroup ROCS, Series 2015-XM0054) (Liquidity Facility; Citibank NA)	0.59	12/7/16	4,700,000	[a,b,c]	4,700,000
Fort Collins, EDR (The Residence at Oakridge Project) (LOC; U.S. Bank NA)	0.62	12/7/16	1,750,000	[a]	1,750,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.56	12/7/16	24,000,000	[a,b]	24,000,000
Southern Ute Indian Tribe of the Southern Ute Indian Reservation, Revenue	0.63	12/7/16	9,000,000	[a]	9,000,000
				39,450,000
Florida - 10.4%
Broward County Health Facilities Authority, Revenue (Henderson Mental Health Center, Inc. Project) (LOC; Northern Trust Company)	0.60	12/7/16	5,100,000	[a]	5,100,000

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Florida - 10.4% (continued)
Broward County Housing Finance Authority, MFHR (Cypress Grove Apartments Project) (LOC; FNMA)	0.67	12/7/16	31,730,000	[a]	31,730,000
Florida Turnpike Authority, Turnpike Revenue (Putters Program Series 2539) (Liquidity Facility; JPMorgan Chase Bank)	0.61	12/7/16	11,330,000	[a,b,c]	11,330,000
Gainesville, Utilities System Revenue (Liquidity Facility; Bank of America)	0.57	12/7/16	11,500,000	[a]	11,500,000
Hillsborough County Housing Finance Authority, MFHR (Brandywine Apartments) (LOC; Citibank NA)	0.63	12/7/16	4,175,000	[a]	4,175,000
Hillsborough County Housing Finance Authority, MFHR (Hunt Club Apartments) (LOC; FHLB)	0.60	12/7/16	5,070,000	[a]	5,070,000
Hillsborough County Industrial Development Authority, IDR (Seaboard Tampa Terminals Venture Project) (LOC; Northern Trust Company)	0.59	12/1/16	8,750,000	[a]	8,750,000
Jacksonville Electric Authority, Electric System Revenue, CP (Liquidity Facility; U.S. Bank NA)	0.69	1/10/17	7,000,000		7,000,000
Polk County Industrial Development Authority, IDR (Florida Treatt, Inc. Project) (LOC; Bank of America)	0.71	12/7/16	1,300,000	[a]	1,300,000
				85,955,000
Georgia - 2.8%
Bartow County Development Authority, Revenue (VMC Specialty Alloys LLC Project) (LOC; Comerica Bank)	0.68	12/7/16	2,970,000	[a]	2,970,000
DeKalb County, GO Notes, TAN	2.00	12/16/16	4,160,000		4,162,392
Fulton County Development Authority, Revenue (King's Ridge Christian School Project) (LOC; Branch Banking and Trust Co.)	0.56	12/7/16	14,575,000	[a]	14,575,000
Private Colleges and Universities Authority, Revenue (Emory University)	0.53	12/7/16	1,595,000	[a]	1,595,000
				23,302,392
Illinois - 5.1%
DuPage County, Revenue (The Morton Arboretum Project) (LOC; Northern Trust Company)	0.57	12/7/16	14,000,000	[a]	14,000,000
Illinois Finance Authority, IDR (Pollmann North America, Inc. Project) (LOC; PNC Bank NA)	0.68	12/7/16	1,720,000	[a]	1,720,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Illinois - 5.1% (continued)
Illinois Finance Authority, Revenue (Garrett-Evangelical Theological Seminary Project) (LOC; FHLB)	0.59	12/7/16	4,490,000	[a]	4,490,000
Illinois Finance Authority, Revenue (The University of Chicago Medical Center) (LOC; Sumitomo Mitsui Banking Corporation)	0.55	12/7/16	6,420,000	[a]	6,420,000
Southwestern Illinois Development Authority, Revenue (Deli Star Ventures Project) (LOC; Bank of Montreal)	1.20	12/7/16	275,000	[a]	275,000
Tender Option Bond Trust Receipts (Series 2015-ZM0120), (Illinois Toll Highway Authority, Toll Highway Senior Revenue) (LOC; Royal Bank of Canada)	0.60	12/7/16	6,230,000	[a,b,c]	6,230,000
Will County, SWDR (BASF Corporation Project)	0.69	12/7/16	9,000,000	[a]	9,000,000
				42,135,000
Indiana - 1.6%
Crawfordsville, MFHR (Autumn Woods Phase II Apartments) (LOC; FHLB)	0.70	12/7/16	720,000	[a]	720,000
Indiana Finance Authority, EDR (JRL Leasing, Inc. and LaSarre Co., LLC Project) (LOC; PNC Bank NA)	0.70	12/7/16	1,850,000	[a]	1,850,000
Noblesville, EDR (GreyStone Apartments Project) (LOC; Bank of America)	0.68	12/7/16	10,350,000	[a]	10,350,000
				12,920,000
Iowa - .1%
Orange City, IDR (Vogel Enterprises, Limited Project) (LOC; U.S. Bank NA)	0.73	12/7/16	400,000	[a]	400,000
Kentucky - .1%
Lexington-Fayette Urban County Government, Industrial Building Revenue, Refunding (Liberty Ridge Senior Living, Inc. Project) (LOC; FHLB)	0.80	12/7/16	400,000	[a]	400,000
Louisiana - 5.6%
Ascension Parish, Revenue (BASF Corporation Project)	0.69	12/7/16	14,000,000	[a]	14,000,000
Louisiana Local Government Enviromental Facilities and Community Development Authority, Revenue (Honeywell International Inc. Project)	0.70	12/7/16	6,000,000	[a]	6,000,000
Louisiana Public Facilities Authority, Revenue (Air Products and Chemicals Project)	0.58	12/1/16	26,500,000	[a]	26,500,000
				46,500,000

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Maryland - .3%
Maryland Industrial Development Financing Authority, EDR (Hardwire, LLC Project) (LOC; Bank of America)	0.71	12/7/16	2,700,000	[a]	2,700,000
Michigan - 3.6%
Michigan Housing Development Authority, Rental Housing Revenue (Liquidity Facility; JPMorgan Chase Bank)	0.69	12/1/16	29,340,000	[a]	29,340,000
Minnesota - 1.1%
Cohasset, Revenue, Refunding (Minnesota Power and Light Company Project) (LOC; JPMorgan Chase Bank)	0.61	12/7/16	1,400,000	[a]	1,400,000
Minnesota Housing Finance Agency, Residential Housing Finance Revenue (Liquidity Facility; Wells Fargo Bank)	0.60	12/7/16	4,965,000	[a]	4,965,000
Waite Park, IDR (McDowall Company Project) (LOC; U.S. Bank NA)	0.73	12/7/16	2,500,000	[a]	2,500,000
				8,865,000
Mississippi - .2%
Mississippi Business Finance Corporation, Gulf Opportunity Zone IDR (Chevron U.S.A. Inc. Project)	0.52	12/1/16	2,000,000	[a]	2,000,000
Missouri - 1.2%
Bridgeton Industrial Development Authority, Private Activity Revenue (Formtek Metal Processing, Inc. Project) (LOC; Bank of America)	0.72	12/7/16	2,425,000	[a]	2,425,000
Platte County Industrial Development Authority, IDR (Complete Home Concepts Project) (LOC; U.S. Bank NA)	0.68	12/7/16	5,985,000	[a]	5,985,000
Saint Louis Industrial Development Authority, MFHR (Minerva Place Apartments) (LOC; FHLMC)	0.59	12/7/16	1,530,000	[a]	1,530,000
				9,940,000
Nevada - 1.0%
Nevada Housing Division, Multi-Unit Housing Revenue (Oakmont at Flamingo Road Project) (Liquidity Facility; FHLB and LOC; FHLB)	0.71	12/7/16	8,300,000	[a,b]	8,300,000
New Hampshire - 1.1%
New Hampshire Health and Education Facilities Authority, Revenue (Easter Seals New Hampshire Issue) (LOC; FHLB)	0.59	12/7/16	9,355,000	[a]	9,355,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 20.0%
Albany Industrial Development Agency, Civic Facility Revenue (Renaissance Corporation of Albany Project) (LOC; M&T Trust)	0.60	12/7/16	2,500,000	[a]	2,500,000
Chautauqua County Industrial Development Agency, Civic Facility Revenue (The Gerry Homes Project) (LOC; HSBC Bank USA)	1.19	12/7/16	7,170,000	[a]	7,170,000
Herkimer County Industrial Development Agency, IDR (F.E. Hale Manufacturing Company Facility) (LOC; HSBC Bank USA)	0.99	12/7/16	1,120,000	[a]	1,120,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; Bank of Montreal)	0.58	12/1/16	2,000,000	[a]	2,000,000
Metropolitan Transportation Authority, Transportation Revenue (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.60	12/1/16	3,705,000	[a]	3,705,000
Nassau County Industrial Development Agency, Housing Revenue (Rockville Centre Housing Associates, L.P. Project) (LOC; M&T Trust)	0.85	12/7/16	9,210,000	[a]	9,210,000
New York City, GO Notes (Liquidity Facility; Bank of America)	0.59	12/1/16	14,000,000	[a]	14,000,000
New York City, GO Notes (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.59	12/1/16	7,180,000	[a]	7,180,000
New York City Industrial Development Agency, IDR (Novelty Crystal Corporation Project) (LOC; TD Bank)	1.10	12/7/16	4,040,000	[a]	4,040,000
New York City Industrial Development Agency, IDR (Super-Tek Products, Inc. Project) (LOC; Citibank NA)	0.95	12/7/16	2,975,000	[a]	2,975,000
New York City Municipal Water Finance Authority, Water and Sewer System Revenue (Liquidity Facility; Mizuho Bank, Ltd.)	0.60	12/1/16	26,200,000	[a]	26,200,000
New York City Transitional Finance Authority, Revenue (New York City Recovery) (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	0.57	12/1/16	7,180,000	[a]	7,180,000
New York State Housing Finance Agency, Housing Revenue (350 West 43rd Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.62	12/1/16	8,000,000	[a]	8,000,000
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.57	12/1/16	34,500,000	[a]	34,500,000

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
New York - 20.0% (continued)
New York State Housing Finance Agency, Housing Revenue (505 West 37th Street) (LOC; Landesbank Hessen-Thuringen Girozentrale)	0.57	12/1/16	2,000,000	[a]	2,000,000
Onondaga County Industrial Development Agency, IDR (ICM Controls Corporation Project) (LOC; M&T Trust)	0.75	12/7/16	1,390,000	[a]	1,390,000
Schenectady Industrial Development Agency, Civic Facility Revenue (Union Graduate College Project) (LOC; M&T Trust)	0.60	12/7/16	4,785,000	[a]	4,785,000
Tender Option Bond Trust Receipts (Series 2015-ZF0269), (Port Authority of New York and New Jersey, Consolidated Bonds, 169th Series) (Liquidity Facility; TD Bank)	0.70	12/7/16	2,000,000	[a,b,c]	2,000,000
Tender Option Bond Trust Receipts (Series 2015-ZF0275), (New York City Transitional Finance Authority, Building Aid Revenue) (Liquidity Facility; TD Bank)	0.60	12/7/16	2,385,000	[a,b,c]	2,385,000
Tender Option Bond Trust Receipts (Series 2016-YX1034), (Port Authority of New York and New Jersey, Consolidated Bonds, 197th Series) (Liquidity Facility; Barclays Bank PLC)	0.63	12/7/16	2,380,000	[a,b,c]	2,380,000
Yonkers Industrial Development Agency, MFHR (Main Street Lofts Yonkers LLC Project) (LOC; M&T Trust)	0.85	12/7/16	20,000,000	[a]	20,000,000
				164,720,000
North Carolina - 4.8%
Guilford County Industrial Facilities and Pollution Control Financing Authority, IDR (Anco-Eaglin Project) (LOC; Branch Banking and Trust Co.)	0.64	12/7/16	2,790,000	[a]	2,790,000
North Carolina Capital Facilities Finance Agency, Revenue (North Carolina Aquarium Society Project) (LOC; Bank of America)	0.59	12/7/16	11,760,000	[a]	11,760,000
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue (Deerfield Episcopal Retirement Community) (LOC; Branch Banking and Trust Co.)	0.55	12/7/16	15,035,000	[a]	15,035,000
North Carolina Medical Care Commission, Health Care Facilities Revenue (Cape Fear Valley Health System) (LOC; Branch Banking and Trust Co.)	0.55	12/7/16	10,000,000	[a]	10,000,000
				39,585,000
Ohio - 1.5%
Cuyahoga County, Airport Facilities Revenue (Corporate Wings Project) (LOC; U.S. Bank NA)	0.73	12/7/16	1,730,000	[a]	1,730,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Ohio - 1.5% (continued)
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	0.70	12/7/16	1,505,000	[a]	1,505,000
Cuyahoga County, IDR (King Nut Project) (LOC; PNC Bank NA)	0.70	12/7/16	1,295,000	[a]	1,295,000
Franklin County, IDR (Ohio Girl Scout Council Project) (LOC; PNC Bank NA)	0.70	12/7/16	95,000	[a]	95,000
Lorain County, IDR (Cutting Dynamics, Inc. Project) (LOC; PNC Bank NA)	0.70	12/7/16	1,080,000	[a]	1,080,000
Ohio Housing Finance Agency, Residential Mortgage Revenue (Mortgage-Backed Securities Program) (Liquidity Facility; Wells Fargo Bank)	0.61	12/7/16	6,455,000	[a]	6,455,000
				12,160,000
Pennsylvania - 1.6%
Jackson Township Industrial Development Authority, Revenue (Everlast Roofing, Inc. Project) (LOC; M&T Trust)	0.75	12/7/16	2,705,000	[a]	2,705,000
Lancaster Industrial Development Authority, Revenue (Willow Valley Retirement Communities Project) (Liquidity Facility; PNC Bank NA)	0.58	12/7/16	7,500,000	[a]	7,500,000
Telford Industrial Development Authority, IDR (Ridgetop Associates Project) (LOC; Bank of America)	0.71	12/7/16	2,665,000	[a]	2,665,000
				12,870,000
South Carolina - 1.8%
Beaufort County School District, GO Notes	3.00	3/1/17	7,655,000		7,687,840
South Carolina Jobs-Economic Development Authority, EDR (Lexington-Richland Alcohol and Drug Abuse Council, Inc. Project) (LOC; Branch Banking and Trust Co.)	0.57	12/7/16	3,915,000	[a]	3,915,000
Tender Option Bond Trust Receipts (Series 2015-XF2204), (Charleston, Waterworks and Sewer System Capital Improvement Revenue) (Liquidity Facility; Citibank NA)	0.59	12/7/16	3,000,000	[a,b,c]	3,000,000
				14,602,840
Tennessee - 7.7%
Blount County Public Building Authority, Local Government Public Improvement Revenue (Liquidity Facility; Branch Banking and Trust Co.)	0.55	12/7/16	43,150,000	[a]	43,150,000
Sevier County Public Building Authority, Local Government Public Improvement Revenue (LOC; Bank of America)	0.58	12/7/16	15,320,000	[a]	15,320,000

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Tennessee - 7.7% (continued)
Shelby County Health Educational and Housing Facility Board, Educational Facilities Revenue (Rhodes College) (LOC; Wells Fargo Bank)	0.60	12/7/16	4,895,000	[a]	4,895,000
				63,365,000
Texas - 16.1%
Brazos River Harbor Navigation District of Brazoria County, Revenue (BASF Corporation Project)	0.69	12/7/16	9,200,000	[a]	9,200,000
Harris County, CP (Liquidity Facility; JPMorgan Chase Bank)	0.64	1/12/17	10,000,000		10,000,000
Harris County Cultural Education Facilities Finance Corporation, Revenue (The Methodist Hospital System)	0.55	12/1/16	33,000,000	[a]	33,000,000
Harris County Health Facilities Development Corporation, Revenue, Refunding (The Methodist Hospital System)	0.55	12/1/16	2,000,000	[a]	2,000,000
Houston, CP (Liquidity Facility; Sumitomo Mitsui Banking Corporation)	0.81	12/13/16	11,000,000		11,000,000
Houston, Utility System Revenue, CP (LOC; Bank of America)	0.65	1/12/17	8,000,000		8,000,000
Lubbock Independent School District, Unlimited Tax School Building Bonds (Liquidity Facility; Bank of America and LOC; Permanent School Fund Guarantee Program)	0.60	12/7/16	10,760,000	[a]	10,760,000
Port Arthur Navigation District Development Corporation, Exempt Facilities Revenue (Air Products and Chemicals, Inc. Project)	0.60	12/7/16	5,000,000	[a]	5,000,000
Port Arthur Navigation District Industrial Development Corporation, Exempt Facilities Revenue (Air Products Project)	0.58	12/1/16	10,185,000	[a]	10,185,000
Port of Port Arthur Navigation District, Revenue (BASF Corporation Project)	0.69	12/7/16	9,800,000	[a]	9,800,000
Tender Option Bond Trust Receipts (Series 2015-XF2201), (Texas Water Development Board, State Water Implementation Revenue) (Liquidity Facility; Citibank NA)	0.59	12/7/16	3,100,000	[a,b,c]	3,100,000
Tender Option Bond Trust Receipts (Series 2016-ZF0471), (Dallas and Fort Worth, Joint Improvement Revenue (Dallas/Fort Worth International Airport)) (LOC; Royal Bank of Canada)	0.65	12/7/16	10,245,000	[a,b,c]	10,245,000
University of Houston, University Revenue, CP	0.67	2/6/17	10,300,000		10,300,000
				132,590,000

STATEMENT OF INVESTMENTS (continued)

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Utah - 1.5%
Utah Housing Corporation, SFMR (Liquidity Facility; JPMorgan Chase Bank)	0.62	12/7/16	1,250,000	[a]	1,250,000
Utah Housing Corporation, SFMR (Liquidity Facility; JPMorgan Chase Bank)	0.62	12/7/16	4,060,000	[a]	4,060,000
Utah Housing Corporation, SFMR (Liquidity Facility; JPMorgan Chase Bank)	0.62	12/7/16	3,830,000	[a]	3,830,000
Utah Housing Finance Agency, SFMR (Liquidity Facility; JPMorgan Chase Bank)	0.62	12/7/16	3,270,000	[a]	3,270,000
				12,410,000
Virginia - .2%
Norfolk Redevelopment and Housing Authority, Revenue (E2F Student Housing I, LLC Project) (LOC; Bank of America)	0.62	12/7/16	1,615,000	[a]	1,615,000
Washington - 1.5%
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.70	12/7/16	3,065,000	[a]	3,065,000
Pierce County Economic Development Corporation, Industrial Revenue (SeaTac Packaging Project) (LOC; HSBC Bank USA)	0.70	12/7/16	2,090,000	[a]	2,090,000
Washington Housing Finance Commission, Nonprofit Revenue, Refunding (Panorama City Project) (LOC; Wells Fargo Bank)	0.65	12/7/16	3,510,000	[a]	3,510,000
Washington Housing Finance Commission, Single Family Program Revenue (Liquidity Facility; State Street Bank and Trust Co.)	0.54	12/7/16	3,620,000	[a]	3,620,000
				12,285,000
Wisconsin - .9%
Door County Housing Authority, Housing Revenue (Big Hill Regency House Project) (LOC; FHLB)	0.73	12/7/16	1,550,000	[a]	1,550,000
Kiel, IDR (Polar Ware Company Project) (LOC; Wells Fargo Bank)	0.73	12/7/16	2,175,000	[a]	2,175,000
Manitowoc Community Development Authority, Housing Revenue (Southbrook Manor Project) (LOC; FHLB)	0.73	12/7/16	2,065,000	[a]	2,065,000
Milwaukee Redevelopment Authority, IDR (Fred Usinger, Inc. Project) (LOC; Bank of Montreal)	0.79	12/7/16	700,000	[a]	700,000
Plymouth, IDR (Wisconsin Plastic Products, Inc. Project) (LOC; FHLB)	0.73	12/7/16	1,010,000	[a]	1,010,000
				7,500,000

Short-Term Investments - 101.5% (continued)	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Wyoming - 1.0%
Green River, SWDR (OCI Wyoming, L.P. Project) (LOC; Comerica Bank)	0.70	12/7/16	8,600,000	[a] 8,600,000
Total Investments (cost $836,010,232)			101.5%	836,010,232
Liabilities, Less Cash and Receivables			(1.5%)	(12,144,104)
Net Assets			100.0%	823,866,128

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2016. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2016, these securities amounted to $94,805,000 or 11.51% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio Summary (Unaudited) †	Value (%)
Housing	25.1
Industrial	18.1
Health Care	11.2
Education	6.6
Utility-Water and Sewer	6.1
Transportation Services	5.7
City	3.9
Special Tax	2.4
Utility-Electric	2.4
County	1.7
Resource Recovery	1.7
State/Territory	1.1
Lease	.4
Other	15.1
101.5

† Based on net assets.
See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option Tax-Exempt Receipts	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2016

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	836,010,232	836,010,232
Cash		148,685
Interest receivable		685,348
Prepaid expenses		123,354
		836,967,619
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		433,272
Payable for investment securities purchased		12,564,205
Payable for shares of Common Stock redeemed		23,684
Accrued expenses		80,330
		13,101,491
Net Assets ($)		823,866,128
Composition of Net Assets ($):
Paid-in capital		823,750,159
Accumulated net realized gain (loss) on investments		115,969
Net Assets ($)		823,866,128

Net Asset Value Per Share	Class A	Class B
Net Assets ($)	378,409,130	445,456,998
Shares Outstanding	378,479,534	445,554,358
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended November 30, 2016

Investment Income ($):
Interest Income	4,557,076
Expenses:
Management fee—Note 2(a)	5,989,622
Shareholder servicing costs—Note 1 and Note 2(c)	2,361,220
Distribution and prospectus fees—Note 2(b)	1,440,126
Professional fees	111,722
Custodian fees—Note 2(c)	100,545
Registration fees	94,579
Directors’ fees and expenses—Note 2(d)	63,470
Prospectus and shareholders’ reports	55,727
Miscellaneous	55,162
Total Expenses	10,272,173
Less—reduction in expenses due to undertaking—Note 2(a)	(5,926,669)
Less—reduction in fees due to earnings credits—Note 2(c)	(1,722)
Net Expenses	4,343,782
Investment Income—Net	213,294
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	115,969
Net Increase in Net Assets Resulting from Operations	329,263

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2016	2015
Operations ($):
Investment income—net	213,294	308
Net realized gain (loss) on investments	115,969	55,963
Net Increase (Decrease) in Net Assets Resulting from Operations	329,263	56,271
Dividends to Shareholders from ($):
Investment income—net:
Class A	(168,022)	(19)
Class B	(98,445)	(289)
Total Dividends	(266,467)	(308)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A	1,022,497,517	271,930,926
Class B	1,368,807,284	1,459,322,377
Net assets received in connection with reorganization—Note 1	-	345,054,633
Dividends reinvested:
Class A	155,505	19
Class B	96,619	289
Cost of shares redeemed:
Class A	(1,164,815,910)	(146,030,188)
Class B	(1,663,311,296)	(1,526,155,364)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(436,570,281)	404,122,692
Total Increase (Decrease) in Net Assets	(436,507,485)	404,178,655
Net Assets ($):
Beginning of Period	1,260,373,613	856,194,958
End of Period	823,866,128	1,260,373,613

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Year Ended November 30,
Class A Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.04	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.59	.58	.60	.61	.63
Ratio of net expenses to average net assets	.36	.10	.11	.16	.22
Ratio of net investment income to average net assets	.03	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	378,409	520,547	49,670	49,548	75,520

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

	Year Ended November 30,
Class B Shares	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net[a]	.000	.000	.000	.000	.000
Distributions:
Dividends from investment income—net[a]	(.000)	(.000)	(.000)	(.000)	(.000)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.02	.00[b]	.00[b]	.00[b]	.00[b]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.04	1.05	1.05	1.05	1.05
Ratio of net expenses to average net assets	.37	.10	.11	.17	.22
Ratio of net investment income to average net assets	.01	.00[b]	.00[b]	.00[b]	.00[b]
Net Assets, end of period ($ x 1,000)	445,457	739,826	806,525	690,181	786,097

a Amount represents less than $.001 per share.
b Amount represents less than .01%.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

As of the close of business on June 19, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Company’s Board of Directors (the “Board”), all of the assets, subject to the liabilities, of Touchstone Tax-Free Money Market Fund (“Touchstone Tax-Free Money Market”) were transferred to the fund in exchange for Class A shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Touchstone Tax-Free Money Market received Class A shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Touchstone Tax-Free Money Market at the time of the exchange. The net asset value of the fund’s shares on the close of business on June 19, 2015, after the reorganization was $1.00 for Class A shares, and a total of 18,140,232 Class A shares were issued to shareholders of Touchstone Tax-Free Money Market in the exchange.

As of the close of business on November 13, 2015, pursuant to an Agreement and Plan of Reorganization previously approved by the Board, all of the assets, subject to the liabilities, of Dreyfus Municipal Money Market Fund, Inc. (“Dreyfus Municipal Money Market”) were transferred to the fund in exchange for Class A shares of Common Stock of equal value. The purpose of the transaction was to combine two funds with comparable investment objectives and strategies. Shareholders of Dreyfus Municipal Money Market received Class A shares of the fund, in each case in an amount equal to the aggregate net asset value of their investment in Dreyfus Municipal Money Market at the time of the exchange. The net asset value of the fund’s shares on the close of business on November 13, 2015, after the reorganization was $1.00 for Class A shares, and a total of 326,914,401 Class A shares were issued to shareholders of Dreyfus Municipal Money Market in the exchange.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock in each of the following classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (securities dealers, financial institutions or other industry professionals) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2016, sub-accounting service fees amounted to $352,140 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

In 2014, the SEC adopted amendments to the rules that govern the operations of money market mutual funds. The deadline for compliance with the amendments was October 14, 2016. The fund is a “retail money market fund” as that term is defined in the amended rules. As such, the fund may continue to use the amortized cost valuation method and transact fund shares at a stable $1.00 NAV, provided that the fund satisfies certain conditions. Effective October 14, 2016, the amended rules permit, or in certain circumstances, require the fund to impose liquidity fees on redemptions, and permit the fund to suspend redemptions for up to 10 business days in any 90-day period, if the fund’s liquidity falls below required minimums.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

NOTES TO FINANCIAL STATEMENTS (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2016 in valuing the fund’s investments:

Valuation Inputs	Short-Term Investments ($)†
Level 1 - Unadjusted Quoted Prices	–
Level 2 - Other Significant Observable Inputs	836,010,232
Level 3 - Significant Unobservable Inputs	–
Total	836,010,232

†  See Statement of Investments for additional detailed categorizations.

At November 30, 2016, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2016, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2016, the fund did not incur any interest or penalties.

NOTES TO FINANCIAL STATEMENTS (continued)

Each tax year in the four-year period ended November 30, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2016, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2016 and November 30, 2015 were as follows: tax exempt income $213,294 and $308, ordinary income $20,391 and $0, and long-term capital gains $32,782 and $0, respectively.

During the period ended November 30, 2016, as a result of permanent book to tax differences, primarily due to dividend reclassification, the fund increased accumulated undistributed investment income-net by $53,173 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

At November 30, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (the “Agreement”) with Dreyfus, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund (excluding taxes, brokerage commissions and extraordinary expenses) exceed 1½% of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to Dreyfus, or Dreyfus will bear, such excess expense. During the period ended November 30, 2016, there was no reduction in expenses pursuant to the Agreement.

Dreyfus has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $5,926,669 during the period ended November 30, 2016.

(b) Under the Distribution Plan with respect to Class B, adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution

Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing its shares at an annual rate not to exceed .20% of the value of its average daily net assets. During the period ended November 30, 2016, Class B shares were charged $1,440,126 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (the “Class A Shareholder Services Plan”), Class A shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2016, Class A shares were charged $177,095 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (the “Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of its shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2016, Class B shares were charged $1,760,699 pursuant to the Class B Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2016, the fund was charged $57,592 for transfer agency services and $3,338 for cash

NOTES TO FINANCIAL STATEMENTS (continued)

management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $1,490.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2016, the fund was charged $100,545 pursuant to the custody agreement. These fees were partially offset by earnings credits of $232.

The fund compensates The Bank of New York Mellon under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended November 30, 2016, the fund was charged $2,255 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2016, the fund was charged $9,629 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $340,486, Distribution Plan fees $73,843, Shareholder Services Plan fees $110,764, custodian fees $75,221, Chief Compliance Officer fees $6,501 and transfer agency fees $9,830, which are offset against an expense reimbursement currently in effect in the amount of $183,373.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 under the Act. During the period ended November 30, 2016, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act amounting to $851,275,000 and $711,580,000 respectively.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (the sole series comprising General Municipal Money Market Funds, Inc.) as of November 30, 2016, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2016 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 26, 2017

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during its fiscal year ended November 30, 2016 as “exempt-interest dividends” (not generally subject to regular federal income tax), except $32,782 that is being reported as a long-term capital gain distribution and $20,391 that is being reported as an ordinary income distribution for reporting purposes. Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2016 calendar year on Form 1099-DIV, which will be mailed in early 2017.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 19, 2016, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2016, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was at or one or two basis points below the Performance Group and Performance Universe medians for all periods, except for the ten-year period when it was above the Performance Universe median.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Funds”), and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the fee waiver and expense reimbursement arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement, considered in relation to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, supported the renewal of the Agreement and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

• The Board generally was satisfied with the fund’s relative performance.

• The Board concluded that the fee paid to Dreyfus supported the renewal of the Agreement in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance measures; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreement.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (73)

Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 135

———————

Francine J. Bovich (65)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 76

———————

Peggy C. Davis (73)

Board Member (1990)

Principal Occupation During Past 5 Years:

• Shad Professor of Law, New York University School of Law (1983-present)

No. of Portfolios for which Board Member Serves: 49

———————

Diane Dunst (77)

Board Member (2007)

Principal Occupation During Past 5 Years:

• President of Huntting House Antiques (1999-present)

No. of Portfolios for which Board Member Serves: 14

———————

Nathan Leventhal (73)

Board Member (1989)

Principal Occupation During Past 5 Years:

• President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 48

———————

Robin A. Melvin (53)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 107

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Member is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Ernest Kafka, Emeritus Board Member
Jay I. Meltzer, Emeritus Board Member
Daniel Rose, Emeritus Board Member
Sander Vanocur, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Executive Vice President of the Distributor since June 2007. He is an officer of 64 investment companies (comprised of 135 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 53 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 61 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon, since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market, Municipal Bond and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2003.

Senior Accounting Manager of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since May 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since August 2005.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 65 investment companies (comprised of 160 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (65 investment companies, comprised of 160 portfolios). He is 59 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 60 investment companies (comprised of 155 portfolios) managed by the Manager. She is 48 years old and has been an employee of the Distributor since 1997.

For More Information

General Municipal Money Market Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: GTMXX Class B: GBMXX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 1556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

Information regarding how the fund voted proxies related to portfolio securities for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 0918AR1116

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $33,031 in 2015 and $33,856 in 2016.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,273 in 2015 and $6,430 in 2016.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,369 in 2015 and $3,987 in 2016.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2015 and $0 in 2016.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $7,444 in 2015 and $547 in 2016.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2015 and $0 in 2016.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $19, 802,219 in 2015 and $21,065,758 in 2016.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 26, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 26, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)